Condensed Consolidated Interim Statements of Changes in Shareholder's Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2021	$ 130,649	$ 7,977	$ 958	$ (38,135)	$ 101,449	$ 46,153	$ 147,602
Beginning balance, shares at Mar. 31, 2021	12,084
IfrsStatementLineItems [Line Items]
Share-based compensation expense		6,248			6,248	191	6,439
Shares issued under ATM	$ 2,643				2,643		2,643
Shares issued under ATM, shares	91
Shares issued under public offering	$ 26,450				26,450		26,450
Shares issued under public offering , shares	1,150
Share issuance costs	$ (1,877)				(1,877)		(1,877)
Shares issued or accrued for services	$ 90				90		90
Shares issued or accrued for services, shares	4
Warrants exercised	$ 339				339		339
Warrants exercised , shares	16
Exchange of notes payable and accrued interest for iOx shares						184	184
Net loss for period				(9,553)	(9,553)	(753)	(10,306)
Ending balance, value at Dec. 31, 2021	$ 158,294	14,225	958	(47,688)	125,789	45,775	171,564
Ending balance, shares at Dec. 31, 2021	13,345
Beginning balance, value at Mar. 31, 2022	$ 158,324	16,928	958	(55,005)	121,205	44,229	165,434
Beginning balance, shares at Mar. 31, 2022	13,349
IfrsStatementLineItems [Line Items]
Share-based compensation expense		3,614			3,614		3,614
Shares issued in Tarus acquisition	$ 17,200				17,200		17,200
Shares issued in Tarus acquisition , shares	2,426
Shares issued in iOx exchange	$ 9,737				9,737	(9,737)
Shares issued in iOx exchange , shares	1,070
Deferred obligation - iOx milestone						(5,478)	(5,478)
Excess of non-controlling interest acquired over consideration - iOx	29,609				29,609	(29,609)
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	$ 900				900		900
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement , shares	94
Shares issued under ATM	$ 604				604		604
Shares issued under ATM, shares	88
Purchase of shares issued under Committed Purchase Agreement	$ 190				190		190
Purchase of shares issued under Committed Purchase Agreement , shares	30
Share issuance costs	$ (24)				(24)		(24)
Shares issued or accrued for services	$ 90				90		$ 90
Shares issued or accrued for services, shares	13
Warrants exercised , shares
Net unrealized loss on investments			(4,017)		(4,017)		$ (4,017)
Net loss for period				(10,163)	(10,163)	(48)	(10,211)
Ending balance, value at Dec. 31, 2022	$ 216,630	$ 20,542	$ (3,059)	$ (65,168)	$ 168,945	$ (643)	$ 168,302
Ending balance, shares at Dec. 31, 2022	17,070